Commitment and contingencies	12 Months Ended
Dec. 31, 2024
Commitment and contingencies
Commitment and contingencies

6.Commitments and contingencies

Operating lease

In August 2023, we entered into a non-cancelable operating lease for our corporate headquarters in Cambridge, Massachusetts. The initial lease term is for three years with an option to renew for an additional two-year term. The lease commenced in September 2023 and expires in August 2026. We recorded lease rental expenses of $0.1 million and $29 thousand for 2024 and 2023, respectively, and made lease cash payments of $0.1 million and $28 thousand for 2024 and 2023, respectively.

The following table reconciles the undiscounted lease liabilities to the total lease liabilities recognized on the consolidated balance sheet as of December 31, 2024 (in thousands):

Operating
Lease
2025	$89
2026	60
Total lease payments	149
Less effect of discounting	(13)
Total	136
Short-term portion	78
Long-term portion	$58

As of December 31, 2024 and 2023, our lease liability, which represents the net present value of future lease payments, was calculated utilizing a discount rate of 11%, which corresponds to our estimated incremental borrowing rate.

Additionally, in January 2024, we terminated a short-term operating lease for our former corporate headquarters located in Boston, Massachusetts. There were no lease rental expense or lease cash payment for 2024 for our former corporate headquarters and we recorded a lease rental expense and made lease cash payments of $22 thousand for 2023.

Contingent payments and license agreements

We have certain contractual contingent payments under various merger or license agreements executed between 2019 and 2020 for our legacy therapeutic programs. Since we have discontinued the clinical development of our legacy therapeutic programs, we believe any contractual payments to be paid by us or to be received by us under these agreements are remote. Therefore, as of December 31, 2024, no liabilities or assets were recorded in the accompanying consolidated financial statements for our legacy therapeutic programs.

Legal proceedings

From time to time, we may be involved in various claims and legal proceedings arising out of our ordinary course of business. We are not currently a party to any claims or legal proceedings that, in the opinion of our management, are likely to have a material adverse effect on our business and consolidated financial statements. Regardless of the outcome, litigation can have an adverse impact on us because of defense and settlement costs, diversion of management resources and other factors.

Purchase commitments

We enter into contracts in the normal course of business with various third parties for clinical trials, preclinical research studies, and testing, manufacturing, and other services and products for operating purposes. These contracts provide for termination upon notice. Payments due upon cancellation generally consist only of payments for services provided or expenses incurred, including non-cancellable obligations of our service providers, up to the date of cancellation. There are no minimum purchase requirements under these contracts.

Employment agreements

We have entered into employment agreements with certain of our executives that provide for compensation and certain other benefits. Under certain circumstances, including a change in control, some of these agreements provide for severance or other payments, if those circumstances occur during the term of the employment agreement.

Employee benefit plan

We adopted a 401(k) defined contribution plan in November 2018, which became effective in January 2019, for all employees over age 21. Employees can defer up to 90% of their compensation through payroll withholdings into the plan subject to federal law limits. Discretionary employer matches vest over a six-year period beginning on the second anniversary of an employee’s date of hire. Employee contributions and any employer matching contributions made to satisfy certain non-discrimination tests required by the Internal Revenue Code are 100% vested upon contribution. No matching contributions were made for 2024 and 2023.